Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	53
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.5056%	15-Aug-11
Class A-2 Notes	$273,300,000.00	0.6500%	15-Dec-12
Class A-3 Notes	$473,400,000.00	0.9800%	15-Oct-14
Class A-4 Notes	$192,840,000.00	1.5800%	15-Sep-15
Class B Notes	$40,810,000.00	2.5400%	15-Feb-16
Class C Notes	$27,210,000.00	2.7700%	15-May-16
Class D Notes	$27,210,000.00	3.5600%	15-Jan-17
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$271,991.25

Principal:
Principal Collections	$5,889,043.15
Prepayments in Full	$1,493,157.23
Liquidation Proceeds	$82,917.66
Recoveries	$38,794.28
Sub Total	$7,503,912.32
Collections	$7,775,903.57

Purchase Amounts:
Purchase Amounts Related to Principal	$260,639.95
Purchase Amounts Related to Interest	$1,156.35
Sub Total	$261,796.30

Clean-up Call	$72,014,416.89

Reserve Account Draw Amount	$15,383,279.21

Available Funds - Total	$95,435,395.97

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	53
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$95,435,395.97
Servicing Fee	$66,527.82	$66,527.82	$0.00	$0.00	$95,368,868.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$95,368,868.15
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$95,368,868.15
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$95,368,868.15
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$95,368,868.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,368,868.15
Interest - Class B Notes	$40,349.63	$40,349.63	$0.00	$0.00	$95,328,518.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,328,518.52
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$95,265,708.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,265,708.77
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$95,184,985.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$95,184,985.77
Regular Principal Payment	$73,482,818.44	$73,482,818.44	$0.00	$0.00	$21,702,167.33
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$21,702,167.33
Residuel Released to Depositor	$0.00	$21,702,167.33	$0.00	$0.00	$0.00
Total		$95,435,395.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$73,482,818.44
Total					$73,482,818.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$19,062,818.44	$467.11	$40,349.63	$0.99	$19,103,168.07	$468.10
Class C Notes	$27,210,000.00	$1,000.00	$62,809.75	$2.31	$27,272,809.75	$1,002.31
Class D Notes	$27,210,000.00	$1,000.00	$80,723.00	$2.97	$27,290,723.00	$1,002.97
Total	$73,482,818.44	$52.95	$183,882.38	$0.13	$73,666,700.82	$53.08

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	53

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$19,062,818.44	0.4671115	$0.00	0.0000000
Class C Notes	$27,210,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$27,210,000.00	1.0000000	$0.00	0.0000000
Total	$73,482,818.44	0.0529503	$0.00	0.0000000

Pool Information
Weighted Average APR	4.449%	4.517%
Weighted Average Remaining Term	15.37	14.72
Number of Receivables Outstanding	14,869	14,187
Pool Balance	$79,833,380.84	$72,014,416.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$73,482,818.44	$66,498,561.59
Pool Factor	0.0518962	0.0468134

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$5,515,855.30
Targeted Overcollateralization Amount	$5,515,855.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,014,416.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$15,383,279.21
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(15,383,279.21)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	53

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		74	$93,537.94
(Recoveries)		155	$38,794.28
Net Losses for Current Collection Period			$54,743.66
Cumulative Net Losses Last Collection Period			$12,081,890.89
Cumulative Net Losses for all Collection Periods			$12,136,634.55

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.82%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	4.24%	435	$3,056,857.93
61-90 Days Delinquent	0.28%	24	$198,151.05
91-120 Days Delinquent	0.13%	10	$94,793.61
Over 120 Days Delinquent	1.60%	108	$1,154,113.76
Total Delinquent Receivables	6.25%	577	$4,503,916.35

Repossession Inventory:
Repossessed in the Current Collection Period		9	$103,777.09
Total Repossessed Inventory		10	$120,976.92

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0268%
Preceding Collection Period			1.4593%
Current Collection Period			0.8652%
Three Month Average			0.7838%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			1.0954%
Preceding Collection Period			1.0290%
Current Collection Period			1.0009%
Three Month Average			1.0418%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer